Property and Equipment, net (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Property, Equipment, net
Depreciation Expense		$ 31,395	$ 1,820
Property, Equipment, Net		$ 1,187,702	$ 3,249	$ 1,419,584
Acquired Of Machinery And Equipment From Ainos Ky Pursuant	$ 944,152